PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT

	March 31, 2017	December 31, 2016
Equipment	$161,180	$100,184
Furniture	52,312	10,113
Leasehold improvement	485,821	189,754
Less accumulated depreciation	(67,045)	(45,365)
	$632,268	$254,686

Property and equipment are stated at cost. Depreciation is computed using the straight-line method. The depreciation methods are designed to amortize the cost of the assets over their estimated useful lives, in years, of the respective assets as follows:

Equipment	5 Years
Furniture and Fixtures	5 Years
Leasehold Improvement	3 Years

During the three months ended March 31, 2017 and 2016, the depreciation cost was $21,680 and $5,252, respectively.

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

	December 31, 2016	December 31, 2015
Equipment	$100,184	$45,331
Furniture	10,113	9,459
Leasehold improvement	189,754	45,572
Less accumulated depreciation	(45,365)	(13,009)
	$254,686	$87,353

During the year ended December 31, 2016 and 2015, the depreciation cost was $32,356 and $13,009, respectively.